Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share

18. Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders is calculated as follows (in thousands, except share and per share amounts):

	For three months ended September 30,		For nine months ended September 30,
	2021	2020	2021	2020

Net loss	$(16,012)	$(2,985)	$(23,208)	$(10,801)
Weighted average common shares outstanding, basic and diluted	8,000,000	1,000	8,000,000	1,000
Net loss per share, basic and diluted	$(2.00)	$(2,984.67)	$(2.90)	$(10,800.96)

18. Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders is calculated as follows (in thousands, except share and per share amounts):

	For years ended December 31,
	2019	2020
Net loss	$(10,982)	$(10,987)
Weighted average common shares outstanding, basic and diluted	1,000	22,915
Net loss per share, basic and diluted	$(10,981.99)	$(479.48)